Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Stock by Class
The following is a summary of our capital stock activity over the past three years:

	Common Stock Shares	Treasury Stock Shares
December 31, 2015	185,983,792	52,328,015
Stock options and awards	—	(244,329)
Repurchases of common stock, net	—	210,000
December 31, 2016	185,983,792	52,293,686
Stock options and awards	—	(640,450)
December 31, 2017	185,983,792	51,653,236
Stock options and awards	—	(390,553)
Repurchases of common stock, net	—	2,439,495
December 31, 2018	185,983,792	53,702,178

Schedule of Accumulated Other Comprehensive Income (Loss)
Summarized below is the roll forward of accumulated other comprehensive income (loss), net of tax.

(in Millions)	Foreign currency adjustments	Derivative Instruments (1)	Pension and other postretirement benefits (2)	Total
Accumulated other comprehensive income (loss), net of tax at December 31, 2015	$(147.3)	$(6.2)	$(303.8)	$(457.3)
2016 Activity
Other comprehensive income (loss) before reclassifications	$(46.7)	$7.3	$(26.9)	$(66.3)
Amounts reclassified from accumulated other comprehensive income (loss)	—	6.0	39.2	45.2

Accumulated other comprehensive income (loss), net of tax at December 31, 2016	$(194.0)	$7.1	$(291.5)	$(478.4)
2017 Activity
Other comprehensive income (loss) before reclassifications	$173.9	$(1.2)	$0.6	$173.3
Amounts reclassified from accumulated other comprehensive income (loss)	13.9	(0.7)	51.6	64.8

Accumulated other comprehensive income (loss), net of tax at December 31, 2017	$(6.2)	$5.2	$(239.3)	$(240.3)
2018 Activity
Other comprehensive income (loss) before reclassifications	$(95.3)	$13.7	$4.2	$(77.4)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(7.7)	16.5	8.8

Accumulated other comprehensive income (loss), net of tax at December 31, 2018	$(101.5)	$11.2	$(218.6)	$(308.9)
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(1)	See Note 18 for more information.
(2)
See Note 14 for more information.

Reclassifications of Accumulated Other Comprehensive Income
The table below provides details about the reclassifications from accumulated other comprehensive income (loss) and the affected line items in the consolidated statements of income (loss) for each of the periods presented.

Details about Accumulated Other Comprehensive Income Components	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (1)			Affected Line Item in the Consolidated Statements of Income (Loss)
	Year Ended December 31,
(in Millions)	2018	2017	2016
Foreign currency translation adjustments:
Divestiture of FMC Health and Nutrition (2)	$—	$(13.9)	$—	Discontinued operations, net of income taxes

Derivative instruments:
Foreign currency contracts	$18.9	$(10.0)	$(11.2)	Costs of sales and services
Energy contracts	—	0.8	(2.3)	Costs of sales and services
Foreign currency contracts	(8.0)	10.0	4.2	Selling, general and administrative expenses
Other contracts	(0.4)	—	—	Interest expense, net
Total before tax	$10.5	$0.8	$(9.3)
	(2.8)	(0.1)	3.3	Provision for income taxes
Amount included in net income	$7.7	$0.7	$(6.0)

Pension and other postretirement benefits (3):
Amortization of prior service costs	$(0.3)	$(0.5)	$(0.8)	Selling, general and administrative expenses
Amortization of unrecognized net actuarial and other gains (losses)	(14.4)	(14.4)	(38.4)	Selling, general and administrative expenses
Recognized loss due to settlement/curtailment	(6.1)	(51.2)	(20.6)	Selling, general and administrative expenses; Discontinued operations, net of income taxes (4)
Total before tax	$(20.8)	$(66.1)	$(59.8)
	4.3	14.5	20.6	Provision for income taxes
Amount included in net income	$(16.5)	$(51.6)	$(39.2)

Total reclassifications for the period	$(8.8)	$(64.8)	$(45.2)	Amount included in net income
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(1)	Amounts in parentheses indicate charges to the consolidated statements of income (loss).

(2)
The reclassification of historical cumulative translation adjustments was the result of the sale of our FMC Health and Nutrition and Omega-3 business. The loss recognized from this reclassification is considered permanent for tax purposes and therefore no tax has been provided. See Note 10 within these consolidated financial statements for more information. In accordance with accounting guidance, this amount was previously factored into the lower of cost or fair value test associated with the Omega-3 asset held for sale write-down charges.

(3)
Pension and other postretirement benefits amounts include the impact from both continuing and discontinued operations. For detail on the continuing operations components of pension and other postretirement benefits, see Note 14.

(4)
The loss due to curtailment for the twelve months ended December 31, 2017 related to the disposal of FMC Health and Nutrition was recorded to "Discontinued operations, net of income taxes" on the condensed consolidated statements of income (loss).